Earnings per Common Share - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Basic	€ (0.53)	€ (1.08)	€ (4.52)
Diluted	€ (0.53)	€ (1.08)	€ (4.52)
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding	1,967.7	1,555.3	1,555.1
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions	1,967.7	1,555.3	1,555.1